Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Revenue [Line Items]
Total	$ 50,685,314	$ 68,321,743	$ 63,751,093
Installation and maintenance [Member]
Schedule of Revenue [Line Items]
Revenue	28,332,134	38,724,515	37,531,466
Sales of household appliance accessories [Member]
Schedule of Revenue [Line Items]
Revenue	1,441,596	2,452,685	2,486,496
Housekeeping [Member]
Schedule of Revenue [Line Items]
Revenue	15,409,924	17,210,122	16,340,910
Total	15,409,924	17,210,122	16,340,910
Senior care services [Member]
Schedule of Revenue [Line Items]
Revenue	3,270,516	4,292,886	5,259,977
Total	4,025,456	6,515,953	7,392,221
Sales of E-watch [Member]
Schedule of Revenue [Line Items]
Revenue	754,940	2,223,067	2,132,244
Educational consulting services [Member]
Schedule of Revenue [Line Items]
Revenue	1,257,045	1,050,397
Total	1,257,045	1,050,397
Sales of pharmaceutical products [Member]
Schedule of Revenue [Line Items]
Revenue	219,159	2,368,071
Total	$ 219,159	$ 2,368,071